Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

Insider Shares

On June 11, 2020, the Company issued 3,593,750 ordinary shares to the Sponsor (the “Insider Shares”) for an aggregate purchase price of $28,750. On August 3, 2020, the Company effected a share dividend of 0.113043478 ordinary shares for each outstanding ordinary share (an aggregate of 406,250 ordinary shares), resulting in an aggregate of 4,000,000 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. The holders of the Insider Shares had agreed to forfeit an aggregate of up to 521,739 Insider Shares, on a pro rata basis, to the extent that the option to purchase additional ordinary shares is not exercised in full by the underwriters. On August 6, 2020, the underwriters fully exercised the over-allotment option; thus, the 521,739 Insider Shares were no longer subject to forfeiture.

The Initial Shareholders have agreed not to transfer, assign or sell any of their Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On June 11, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due on the date the Company consummates the Initial Public Offering or the date on which the Company determines not to conduct the Initial Public Offering. The Company borrowed $300,000 under the Note and repaid the Note in full on August 7, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Shareholders or their affiliates may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant. If the Company does not complete a Business Combination within the Combination Period, the Working Capital Loans will be repaid only from amounts remaining outside the Trust Account, if any. The warrants would be identical to the Private Placement Warrants. As of September 30, 2022 and December 31, 2021, the Company had no outstanding Working Capital Loans.

Administrative Services Agreement

Commencing on the effective date of the registration statement relating to the Initial Public Offering, the Company agreed to pay the Sponsor a total of $10,000 per month for office space and certain office and secretarial services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three months ended September 30, 2022 and 2021, the Company incurred $30,000 in expenses for these services. For the nine months ended September 30, 2022 and 2021, the Company incurred $90,000 in expenses for these services. As of September 30, 2022 and December 31, 2021, $0 and $150,000 were due to the Sponsor and are included in accrued expenses — related party on the accompanying condensed consolidated balance sheets, respectively.

Purchase Agreements and Backstop Agreement

On August 3, 2020, in connection with the consummation of the Initial Public Offering, the Company entered into a purchase agreement (“FPA”) with its Sponsor pursuant to which the Sponsor agreed that it will purchase an aggregate of 2,500,000 ordinary shares of the Company at a price of $10.00 per share, for an aggregate purchase price of $25.0 million prior to, currently with, or following the consummation of a Business Combination, either in open market transactions (to the extent permitted by law) or in a private placement with the Company. This FPA commitment has been satisfied by the RTW Funds through: (a) an investment of $15 million in Orchestra’s Series D Financing, and (b) the Forward Purchase Agreements described below.

Simultaneously with the execution of the Merger Agreement, the Company and Orchestra entered into separate Forward Purchase Agreements with the RTW Funds and Medtronic, pursuant to which each of the Purchasing Parties agreed to purchase approximately $10.0 million of the Company’s ordinary shares, for a total of approximately $20.0 million, less the dollar amount of the Company’s ordinary shares holding redemption rights that the Purchasing Party acquires and holds until immediately prior to the domestication.

Simultaneously with the execution of the Merger Agreement and Forward Purchase Agreements, the Company, Orchestra, and the RTW Funds entered into the Backstop Agreement, pursuant to which the RTW Funds, jointly and severally, agreed to purchase such number of the Company’s ordinary shares at a price of $10.00 per share to the extent that the amount of Parent Closing Cash (as defined in the Merger Agreement) as of immediately prior to the closing of the Orchestra Business Combination is less than $60.0 million (inclusive of the $10.0 million commitment by the RTW Funds pursuant to the Forward Purchase Agreement described above).

On October 21, 2022, the parties amended both the Backstop Agreement and the Forward Purchase Agreement to provide that: (1) the per share purchase price under each of the Backstop Agreement and the Forward Purchase Agreement will not exceed the redemption price available to Public Shareholders exercising redemption rights at the shareholder meeting held to approve the Business Combination; (2) any shares purchased pursuant to the Backstop Agreement or the Forward Purchase Agreement, or otherwise acquired by the RTW Funds outside of the existing redemption offer, will not be voted in favor of approving the Business Combination; and (3) the RTW Funds will waive redemption rights with respect to such purchases in the vote to approve the Business Combination. The amendments have been filed with the SEC on a Current Report on Form 8-K on October 21, 2022.

On July 22, 2022, the RTW Funds purchased 1,000,000 of the Company’s ordinary shares at a price of $10.01 per share from an accredited investor in a privately negotiated transaction, in order to fulfill their obligations under the Forward Purchase Agreements and to ensure that such shares purchased were not redeemed and the amounts that would have been paid by the Company if such shares were redeemed remain in the Company’s trust account at the closing of the Orchestra Business Combination.

The closing under the Forward Purchase Agreement with Medtronic and the closing under the Backstop Agreement, if any, will occur immediately prior to the domestication. The Company’s Sponsor, and the Purchasing Parties will have registration rights pursuant to the Amended and Restated Registration Rights and Lock-Up Agreement with respect to the Company’s ordinary shares, received in the domestication.

Company Shareholder Support Agreement and Forfeiture

Contemporaneously with the execution of the Merger Agreement, the Company and Orchestra entered into a support agreement (the “Parent Support Agreement”) with the Sponsor and certain of the Company’s other shareholders (each a “Shareholder”) pursuant to which the Shareholders identified therein have agreed (a) to appear at any shareholder meetings called to approve the Merger or any proposal to extend the period of time the Company is afforded under its organizational documents and its prospectus to consummate an initial business combination (an “Extension Proposal”), (b) not to redeem their shares or any other of the Company’s equity securities now or in future acquired or beneficially owned, (c) to vote such shares and equity securities (i) in favor of the domestication, the Merger and related transactions,

(ii) in favor of any Extension Proposal, (iii) against any change in the Company’s business, management or board contrary to the Merger Agreement and against any other proposal reasonably expected to breach, prevent or impede the Merger, and (d) to waive anti-dilution and similar rights with respect to such shares, whether under the Company’s amended and restated memorandum and articles of association, applicable law, or a contract regarding the Merger and related transactions with the Company. In addition, the Sponsor has agreed that 25% or 1,000,000 shares of its New Orchestra common stock received in the domestication will be forfeited to New Orchestra on the first business day following the fifth anniversary of the closing of the Orchestra Business Combination unless, as to 500,000 shares, the VWAP (as defined in the Merger Agreement) of the New Orchestra common stock is greater than or equal to $15.00 per share over any 20 Trading Days (as defined in the Merger Agreement) within any 30-Trading Day period, and as to the remaining 500,000 shares, the VWAP of the New Orchestra common stock is greater than or equal to $20.00 per share over any 20-Trading Days within any 30-Trading Day period. Further, subject to the closing of the Orchestra Business Combination, the Sponsor has agreed to forfeit 50% of its warrants, comprising 750,000 warrants for no consideration.

Note 5 — Related Party Transactions

Insider Shares

On June 11, 2020, the Company issued 3,593,750 ordinary shares to the Sponsor (the “Insider Shares”) for an aggregate purchase price of $28,750. On August 3, 2020, the Company effected a share dividend of 0.113043478 ordinary shares for each outstanding ordinary share (an aggregate of 406,250 ordinary shares), resulting in an aggregate of 4,000,000 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend. The holders of the Insider Shares had agreed to forfeit up to an aggregate of 521,739 Insider Shares, on a pro rata basis, to the extent that the option to purchase additional ordinary shares is not exercised in full by the underwriters. On August 6, 2020, the underwriters fully exercised the over-allotment option; thus, the 521,739 Insider Shares were no longer subject to forfeiture.

The Initial Shareholders agreed not to transfer, assign or sell any of their Insider Shares (except to certain permitted transferees) until, with respect to 50% of the Insider Shares, the earlier of six months after the date of the consummation of the initial Business Combination and the date on which the closing price of the Company’s ordinary shares equals or exceeds $12.50 per ordinary share for any 20 trading days within a 30-trading day period following the consummation of the initial Business Combination, and, with respect to the remaining 50% of the Insider Shares, six months after the date of the consummation of the initial Business Combination, or earlier in each case if, subsequent to the initial Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property.

Related Party Loans

On June 11, 2020, the Sponsor agreed to loan the Company up to $300,000 to be used for the payment of costs related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing, unsecured and due on the date the Company consummates the Initial Public Offering or the date on which the Company determines not to conduct the Initial Public Offering. The Company borrowed $300,000 under the Note and repaid the Note in full on August 7, 2020. Subsequent to the repayment, the facility was no longer available to the Company.

In addition, in order to finance transaction costs in connection with a Business Combination, the Initial Shareholders may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion (the “Working Capital Loans”). Each loan would be evidenced by a promissory note. The notes would either be paid upon consummation of the initial Business Combination, without interest, or, at the lender’s discretion, up to $500,000 of such loans may be converted upon consummation of the Business Combination into additional private warrants at a price of $1.00 per warrant. If the Company does not complete a Business Combination within the Combination Period, the Working Capital Loans will be repaid only from amounts remaining outside the Trust Account, if any. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021 and 2020, the Company had no outstanding Working Capital Loans.

Administrative Services Agreement

Commencing on the date of the Company’s prospectus, the Company agreed to pay the Sponsor a total of $10,000 per month for office space and certain office and secretarial services. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2021 and the period from May 25, 2020 (inception) through December 31, 2020, the Company incurred $120,000 and $50,000 in expenses for these services, respectively. As of December 31, 2021 and 2020, $120,000 and $50,000 were due to the Sponsor and are included in accrued expenses — related party on the accompanying balance sheets, respectively.

Purchase Agreement

The Sponsor has entered into an agreement with the Company to purchase an aggregate of 2,500,000 of the Company’s ordinary shares or their equivalent in the securities of a target company for an aggregate purchase price of $25.0 million prior to, concurrently with, or following the closing of the Business Combination, either in open market transactions (to the extent permitted by law) or in a private placement. The capital from such transaction may be used as part of the consideration to the sellers in the initial Business Combination, and any excess capital fund from such private placement would be used for working capital in the post-transaction company.